Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Changes In The Fair Value Of The Derivatives Designated As Fair Value Hedges And The Hedged Items Recorded In The Consolidated Statements Of Income

Changes in the fair value of the derivatives designated as fair value hedges and the hedged items recorded in the consolidated statements of income for the fiscal year ended March 31, 2010, 2011 and 2012 were as follows:

	2010
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(136)	¥136

	2011
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,647)	¥1,647

	2012
Consolidated statements of income item	Changes in the fair value of the derivatives	Changes in the fair value of the hedged items
	Millions of yen
Other, net	¥(1,650)	¥1,650

Schedule Of Changes In Fair Value Of Cash Flow Hedges Recorded In Other Comprehensive Income (Loss)

Changes in the fair value of cash flow hedges recorded in other comprehensive income (loss) for the fiscal years ended March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥(187)	¥(294)
Interest rate swap agreements	(1,289)	(822)
Currency swap agreements	(910)	350

Total	¥(2,386)	¥(766)

Schedule Of Amounts Of Gain (Loss) On Cash Flow Hedges Reclassified From Accumulated Other Comprehensive Income (Loss) Into Earnings

Amounts of gain (loss) on cash flow hedges reclassified from accumulated other comprehensive income (loss) into earnings for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Consolidated statements of income item	2010	2011	2012
		Millions of yen
Forward exchange contracts	Other, net	¥(33)	¥(114)	¥(264)
Interest rate swap agreements	Other, net	(413)	(654)	(1,173)
Currency swap agreements	Other, net	2,603	1,919	604

Total		¥2,157	¥1,150	¥(833)

Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income

Changes in the fair value of the derivatives not designated as hedging instruments recorded in the consolidated statements of income for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Consolidated statements of income item	2010	2011	2012
		Millions of yen
Forward exchange contracts	Other, net	¥(5)	¥(4,815)	¥1,254
Interest rate swap agreements	Other, net	(347)	74	(118)
Currency swap agreements	Other, net	14	(14)	30
Currency option agreements	Other, net	(1,552)	(3,426)	763

Total		(1,890)	(8,181)	1,929

Schedule Of Estimated Fair Value Of Financial Instruments

The table that follows provides the estimated fair value of financial instruments. Assets and liabilities with carrying amounts that approximate fair values are not included in the table; such as cash and cash equivalents, notes and accounts receivable, trade, short-term borrowings, accounts payable, trade, and accrued payroll. Fair value information regarding “Marketable securities and other investments” is disclosed in Note 7.

	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value
	Millions of yen
Long-term debt including current portion	¥4,192,674	¥4,354,131	¥4,166,783	¥4,386,409

Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

The fair value of derivative instruments and amounts recorded in the consolidated balance sheets at March 31, 2011 and 2012 are as follows. The fair value of derivative instruments are measured by inputs derived principally from observable market data provided by financial institutions.

	2011	2012
	Millions of yen
Assets
Derivatives designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	¥485	¥76
Interest rate swap agreements
Prepaid expenses and other current assets	1,235	—
Other assets	46	153
Currency swap agreements
Prepaid expenses and other current assets	5	1,809
Other assets	1,603	321

Subtotal	3,374	2,359

Derivatives not designated as hedging instruments:
Forward exchange contracts
Prepaid expenses and other current assets	347	822
Other assets	—	22
Currency swap agreements
Other assets	—	30
Currency option agreements
Prepaid expenses and other current assets	1	—

Subtotal	348	874

Total	¥3,722	¥3,233

	2011	2012
	Millions of yen
Liabilities
Derivatives designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	¥4	¥304
Interest rate swap agreements
Other (Current liabilities)	153	248
Other (Long-term liabilities)	1,185	728
Currency swap agreements
Other (Current liabilities)	7,387	1,769
Other (Long-term liabilities)	2,142	—

Subtotal	10,871	3,049

Derivatives not designated as hedging instruments:
Forward exchange contracts
Other (Current liabilities)	941	609
Other (Long-term liabilities)	90	82
Interest rate swap agreements
Other (Current liabilities)	109	168
Other (Long-term liabilities)	474	533
Currency option agreements
Other (Current liabilities)	1	235
Other (Long-term liabilities)	1,859	861

Subtotal	3,474	2,488

Total	¥14,345	¥5,537

Cash Flow Hedge
Schedule Of Notional Amounts Of Outstanding Derivative Positions

The notional principal amounts of cash flow hedges at March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥5,666	¥13,059
Interest rate swap agreements	135,280	124,280
Currency swap agreements	¥142,280	¥77,966

Not Designated as Hedging Instrument
Schedule Of Notional Amounts Of Outstanding Derivative Positions

The notional principal amounts of the derivatives not designated as hedging instruments at March 31, 2011 and 2012 were as follows:

	2011	2012
	Millions of yen
Forward exchange contracts	¥36,761	¥52,253
Interest rate swap agreements	89,332	89,376
Currency swap agreements	—	288
Currency option agreements	12,760	7,520